Average Annual Total Returns (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2012
Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.89%
Five Years	3.12%
Ten Years	9.19%
Inception Date	Dec. 11, 1967
Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.07%
Five Years	3.30%
Ten Years	9.38%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.34%
Five Years	2.99%
Ten Years	8.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.39%
Five Years	2.66%
Ten Years	8.00%
Russell 2500 Growth Index | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	4.07%
Ten Years	10.55%
Russell 2500 Growth Index | Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	4.07%
Ten Years	10.55%